Reserves for Losses and Loss Adjustment Expenses - Cumulative Paid Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	$ 503.4
Reserve FX	(8.5)
ULAE	13.6
Liabilities for losses and loss adjustment expenses, net of reinsurance	901.1
Specialty | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Specialty | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	1.7	1.7	1.8	1.8	1.7	1.6	0.1	0.0
Specialty | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	1.7	1.6	2.0	1.5	0.6	0.4	0.0
Specialty | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	11.2	10.3	10.0	9.6	3.0	0.0
Specialty | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	32.5	23.8	13.4	17.0	5.2
Specialty | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	37.2	32.8	29.4	7.6
Specialty | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	151.5	102.0	32.7
Specialty | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	194.2	54.4
Specialty | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	73.4
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	234.6
Reserve FX	(12.1)
ULAE	3.0
Liabilities for losses and loss adjustment expenses, net of reinsurance	187.0
Bespoke | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Bespoke | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	2.1	2.1	2.1	2.5	2.4	2.3	1.2	0.0
Bespoke | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	5.5	5.7	5.7	4.7	3.6	2.1	1.6
Bespoke | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	21.8	13.0	11.0	2.9	2.5	0.3
Bespoke | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	16.9	12.8	11.1	6.2	1.9
Bespoke | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	125.1	177.9	179.6	18.4
Salvage value	76.7
Bespoke | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	26.6	17.2	10.4
Bespoke | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	22.4	4.1
Bespoke | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	14.2
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	831.5
Reserve FX	1.3
ULAE	7.8
Liabilities for losses and loss adjustment expenses, net of reinsurance	252.2
Reinsurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	2.8	2.8	2.8	2.8	2.8	2.8	2.7	0.4	$ 0.0
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	22.4	22.3	22.1	21.4	21.1	19.9	11.9	$ 2.1
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	38.0	34.7	52.7	52.3	47.1	45.0	$ 26.4
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	68.4	72.8	59.6	47.0	22.9	$ 24.2
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	38.2	39.7	40.6	38.6	$ 3.0
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	194.7	172.8	140.3	$ 56.5
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	365.9	303.3	$ 164.2
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	78.6	$ 22.2
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	$ 22.5